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                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              September 30, 2004

Check here if Amendment  [  ]                  Amendment No.: _______
         This Amendment (Check only one):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Sectoral Asset Management Inc.
Address:          1000 Sherbrooke West, Suite 2120
                  Montreal, QC H3A 3G4 Canada

Form 13F File Number:               28-10673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Jerome Pfund
Title: Chief Executive Officer
Phone: 514-849-8777

Signature, place and date of signing:

/s/ Jerome Pfund, Chief Executive Officer, Montreal, Quebec, Canada,
    November 9, 2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     59

Form 13F Information Table Value Total:     $1,923,911 (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                        2

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                                       SECTORAL ASSET MANAGEMENT INC.

                               FORM 13F INFORMATION TABLE - SEPTEMBER 30, 2004

    COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4     COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
  NAME OF ISSUER       TITLE OF       CUSIP        VALUE   SHRS OR SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
                        CLASS                   (X $1000)  PRN AMT PRN  CALL   DISCRETION    MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC           COMMON      00826T108      51997   1693170SH          SOLE                          0  1693170     0
ALEXION PHARM INC        COMMON      015351109      38815   2156409SH          SOLE                     141912  2014497     0
ALKERMES INC             COMMON      01642T108      65983   5717781SH          SOLE                     228770  5489011     0
ALLERGAN INC             COMMON      018490102       4643     64000SH          SOLE                          0    64000     0
AMGEN INC                COMMON      031162100     135642   2387638SH          SOLE                      51960  2335678     0
AMYLIN PHARM INC         COMMON      032346108      46811   2281230SH          SOLE                      74320  2206910     0
ARIAD PHARMACEUTICAL     COMMON      04033A100       1087    162500SH          SOLE                     162500        0     0
ASTRALIS LTD             WARRANT     046352100        336    600000SH          SOLE                     600000        0     0
ASTRALIS PHARMA          COMMON      046352100        148    264400SH          SOLE                     264400        0     0
AVIGEN                   WARRANT     053690103         46     12341SH          SOLE                          0    12341     0
BARR PHARMACEUTICALS     COMMON      068306109       5992    144627SH          SOLE                        435   144192     0
BIOGEN IDEC INC          COMMON      09062X103      44494    727382SH          SOLE                      35450   691932     0
BOSTON LIFE (REST)       WARRANT     100843408        219    300000SH          SOLE                          0   300000     0
BRISTOL MYERS SQUIBB     COMMON      110122108       4113    173770SH          SOLE                       1270   172500     0
CELGENE CORP             COMMON      151020104     190527   3271967SH          SOLE                      92700  3179267     0
CEPHALON INC             COMMON      156708109      52846   1103250SH          SOLE                          0  1103250     0
CHIRON CORP              COMMON      170040109      63822   1443930SH          SOLE                      51830  1392100     0
CONNETICS CORP           COMMON      208192104       2574     95250SH          SOLE                        450    94800     0
ENDO PHARM HLDGS INC     COMMON      29264F205       3837    209000SH          SOLE                          0   209000     0
EON LABS INC             COMMON      29412E100       2387    110000SH          SOLE                          0   110000     0
FIRST HORIZON PHARM      COMMON      32051K106       1701     85000SH          SOLE                          0    85000     0
FOREST LABS INC          COMMON      345838106       2339     52000SH          SOLE                          0    52000     0
GENENTECH INC            COMMON      368710406      30456    581000SH          SOLE                          0   581000     0
GENZYME CORP             COMMON      372917104      87077   1600380SH          SOLE                          0  1600380     0
GILEAD SCIENCES INC      COMMON      375558103     114076   3051780SH          SOLE                      83060  2968720     0
HUMAN GENOME SCI         COMMON      444903108      44420   4071534SH          SOLE                          0  4071534     0
ICOS CORP                COMMON      449295104      75306   3119540SH          SOLE                      98240  3021300     0
ILEX ONCOLOGY INC        COMMON      451923106      54922   2182059SH          SOLE                      22250  2159809     0
IMCLONE SYS INC          COMMON      45245W109      63514   1201770SH          SOLE                        150  1201620     0
INTERMUNE INC            COMMON      45884X103      56286   4774066SH          SOLE                     186320  4587746     0
INVITROGEN CORP          COMMON      46185R100      58534   1064449SH          SOLE                          0  1064449     0
IVAX CORP                COMMON      465823102       3830    200000SH          SOLE                          0   200000     0
K V PHARMACEUTICAL       CLASS A     482740206       3291    183845SH          SOLE                        550   183295     0
KERYX BIOPHARMACEUT      COMMON      492515101       2005    179190SH          SOLE                       1090   178100     0
KING PHARMACEUTICALS     COMMON      495582108       5012    419800SH          SOLE                     126800   293000     0
MEDAREX INC              COMMON      583916101      22114   2996495SH          SOLE                     237700  2758795     0
MEDICINES CO             COMMON      584688105      69501   2879090SH          SOLE                     123210  2755880     0
MEDIMMUNE INC            COMMON      584699102      88679   3741710SH          SOLE                     132070  3609640     0
MGI PHARMA INC           COMMON      552880106        921     34500SH   CALL   SOLE                      23000    11500     0
MGI PHARMA INC           COMMON      552880106       3470    130000SH          SOLE                          0   130000     0
MILLENNIUM PHARMA        COMMON      599902103      47623   3483739SH          SOLE                          0  3483739     0
MOMENTA PHARMACEUTIC     COMMON      60877T100       2174    264177SH          SOLE                       1000   263177     0
MYLAN LABS INC           COMMON      628530107       1530     85000SH          SOLE                          0    85000     0
NABI BIOPHARMACEUTIC     COMMON      629519109      40328   3014027SH          SOLE                     231626  2782401     0
NPS PHARMACEUTICALS      COMMON      62936P103      62489   2869113SH          SOLE                     101810  2767303     0
OSCIENT PHARMA CORP      ESCROW      68812R105         31      8670SH          SOLE                          0     8670     0
OSCIENT PHARMA CORP      ESCROW      68812R105        314     88429SH          SOLE                          0    88429     0
OSCIENT PHARMA CORP      COMMON      68812R105       1225    345043SH          SOLE                          0   345043     0
OSI PHARMACEUTICALS      COMMON      671040103      62480   1016590SH          SOLE                        180  1016410     0
PALATIN TECHNO           WARRANT     696077304        485    166667SH          SOLE                          0   166667     0
PALATIN TECHNO(REST)     EX-WARRANT  696077304       4214   1447950SH          SOLE                      86314  1361636     0
PALATIN TECHNOLOGIES     COMMON      696077304        394    135380SH          SOLE                     120690    14690     0
PHARMION CORP            COMMON      71715B409      40333    780201SH          SOLE                        250   779951     0
SCHERING PLOUGH CORP     COMMON      806605101       3324    174390SH          SOLE                       1490   172900     0
SEPRACOR INC             COMMON      817315104      87075   1785050SH          SOLE                          0  1785050     0
VERTEX PHARMACEUTICAL    COMMON      92532F100      37788   3598838SH          SOLE                     240100  3358738     0
VICURON PHARMA           COMMON      926471103      24859   1693417SH          SOLE                        580  1692837     0
WATSON PHARMACEUTCLS     COMMON      942683103       2092     71000SH          SOLE                          0    71000     0
XENOGEN CORP             COMMON      98410R108       1380    215632SH          SOLE                          0   215632     0
             Count: 59 GRAND TOTAL                1923911